Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 18, 2014	Aug. 29, 2014	Nov. 12, 2013	Feb. 04, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Proceeds from issuance of common stock	$ 3,000						$ 1,340	$ 2,013	$ 4,866	$ 2,771
Allowance for doubtful accounts receivable									1	0
Allowance for sales returns									0	0
Impairment losses for long-lived assets									0	0
Deferred revenue									487	703
Licenses revenue					$ 46	$ 193	110	641	834	711
Recognition of deferred revenue									487
Shipping, handling and transportation costs									4	5
Amortization of debt issuance costs							158		142	399
Other nonoperating income (expense)					(11)	$ 41	24	$ 36	58	(33)
Adjustments to liabilities and foreign currency losses										36
Interest and other income										17
Warrant [Member]
Adjustments to liabilities and foreign currency losses										14
Lambda Investors [Member]
Amortization of debt issuance costs		$ 178
Steris Agreement Termination [Member]
Interest and other income										$ 15
Nonsoftware License Arrangement [Member]
Deferred revenue					$ 435		$ 435
Licenses revenue									$ 2,589
Sales Revenue, Net [Member]
Concentration risk, percentage									78.00%	86.00%
Accounts Receivable [Member]
Concentration risk, percentage									83.00%	97.00%
Senior Notes [Member]
Amortization of debt issuance costs			$ 204	$ 53
Debt issuance cost			204	$ 195
Lambda Investors, LLC [Member] | Senior Notes [Member]
Debt instrument face amount		$ 1,750	$ 1,500